Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Supplemental Cash Flow Information [Line Items]
Compensatory shares	$ 548	$ 693
Recognition (write-down) of constrained earn-out receivable on sale of assets (note 25)	(2,000)	2,000
Right-of-use assets	15,090	$ 0	$ 11,434
Lease liabilities	$ (19,751)		$ (19,683)